UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ___

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Timescape Global Capital Management, LLC

Address:  488 Madison Avenue
          Suite 1706
          New York, NY 10022

13F File Number: 028-13299


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadir Khan
Title:  Managing Member
Phone:  (212) 339-5311


Signature, Place and Date of Signing:

/s/ Nadir Khan                   New York, NY                 May 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   112

Form 13F Information Table Value Total:   $115,233
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.    Form 13F File Number           Name

1.      028-13300                Timescape Global Investments Master Fund, L.P.

                                                          FORM 13F INFORMATION TABLE

                                                  Timescape Global Capital Management, LLC
                                                               March 31, 2010

COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6        COLUMN 7      COLUMN 8

                                                         VALUE     SHS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION      MGRS   SOLE     SHARED    NONE
ADVANCED MICRO DEVICES INC    COM             007903107     825     88,963  SH        SHARED-DEFINED   1                  88,963
ADVANCED MICRO DEVICES INC    COM             007903107     275     29,655  SH        SOLE             NONE   29,655
AK STL HLDG CORP              COM             001547108     561     24,543  SH        SHARED-DEFINED   1                  24,543
ALCOA INC                     COM             013817101     330     23,204  SH        SHARED-DEFINED   1                  23,204
ALPHA NATURAL RESOURCES INC   COM             02076X102     547     10,962  SH        SHARED-DEFINED   1                  10,962
AMAZON COM INC                COM             023135106   1,285      9,466  SH        SHARED-DEFINED   1                   9,466
AMAZON COM INC                COM             023135106     428      3,155  SH        SOLE             NONE    3,155
AMERICAN INTL GROUP INC       COM NEW         026874784   1,664     48,746  SH        SHARED-DEFINED   1                  48,746
AMERICAN INTL GROUP INC       COM NEW         026874784     555     16,248  SH        SOLE             NONE   16,248
AMR CORP                      COM             001765106   1,144    125,599  SH        SHARED-DEFINED   1                 125,599
AMR CORP                      COM             001765106     381     41,866  SH        SOLE             NONE   41,866
APPLE INC                     COM             037833100   1,444      6,144  SH        SHARED-DEFINED   1                   6,144
APPLE INC                     COM             037833100     481      2,048  SH        SOLE             NONE    2,048
AVIS BUDGET GROUP             COM             053774105     365     31,776  SH        SHARED-DEFINED   1                  31,776
AVIS BUDGET GROUP             COM             053774105     122     10,592  SH        SOLE             NONE   10,592
BAIDU INC                     SPON ADR REP A  056752108     781      1,308  SH        SHARED-DEFINED   1                   1,308
BAIDU INC                     SPON ADR REP A  056752108     261        438  SH        SOLE             NONE      438
BEAZER HOMES USA INC          COM             07556Q105     386     84,917  SH        SHARED-DEFINED   1                  84,917
BEAZER HOMES USA INC          COM             07556Q105     129     28,306  SH        SOLE             NONE   28,306
CANADIAN SOLAR INC            COM             136635109     724     29,758  SH        SHARED-DEFINED   1                  29,758
CANADIAN SOLAR INC            COM             136635109     241      9,920  SH        SOLE             NONE    9,920
CENTURY ALUM CO               COM             156431108     296     21,491  SH        SHARED-DEFINED   1                  21,491
CHINA AGRITECH INC            COM NEW         16937A200     480     19,296  SH        SHARED-DEFINED   1                  19,296
CHINA AUTOMOTIVE SYS INC      COM             16936R105     481     20,833  SH        SHARED-DEFINED   1                  20,833
CITIGROUP INC                 COM             172967101     847    209,194  SH        SHARED-DEFINED   1                 209,194
CITIGROUP INC                 COM             172967101     282     69,731  SH        SOLE             NONE   69,731
CLIFFS NATURAL RESOURCES INC  COM             18683K101   1,552     21,872  SH        SHARED-DEFINED   1                  21,872
CLIFFS NATURAL RESOURCES INC  COM             18683K101     517      7,291  SH        SOLE             NONE    7,291
CONTINENTAL AIRLS INC         CL B            210795308     496     22,596  SH        SHARED-DEFINED   1                  22,596
CREE INC                      COM             225447101     234      3,328  SH        SHARED-DEFINED   1                   3,328
DELTA AIR LINES INC DEL       COM NEW         247361702   1,135     77,767  SH        SHARED-DEFINED   1                  77,767
DELTA AIR LINES INC DEL       COM NEW         247361702     378     25,921  SH        SOLE             NONE   25,921
DELTA PETE CORP               COM NEW         247907207     328    232,539  SH        SHARED-DEFINED   1                 232,539
DELTA PETE CORP               COM NEW         247907207     109     77,513  SH        SOLE             NONE   77,513
DIANA SHIPPING INC            COM             Y2066G104   1,221     80,729  SH        SHARED-DEFINED   1                  80,729
DIANA SHIPPING INC            COM             Y2066G104     407     26,909  SH        SOLE             NONE   26,909
FIRST SOLAR INC               COM             336433107     577      4,702  SH        SHARED-DEFINED   1                   4,702
FORD MTR CO DEL               COM PAR $0.01   345370860   1,401    111,492  SH        SHARED-DEFINED   1                 111,492
FORD MTR CO DEL               COM PAR $0.01   345370860     467     37,164  SH        SOLE             NONE   37,164
FREEPORT-MCMORAN COPPER & GO  COM             35671D857   1,384     16,565  SH        SHARED-DEFINED   1                  16,565
FREEPORT-MCMORAN COPPER & GO  COM             35671D857     461      5,521  SH        SOLE             NONE    5,521
GENCO SHIPPING & TRADING LTD  SHS             Y2685T107   1,177     55,756  SH        SHARED-DEFINED   1                  55,756
GENCO SHIPPING & TRADING LTD  SHS             Y2685T107     392     18,585  SH        SOLE             NONE   18,585
GERDAU S A                    SPONSORED ADR   373737105     355     21,756  SH        SHARED-DEFINED   1                  21,756
GOOGLE INC                    CL A            38259P508     661      1,166  SH        SHARED-DEFINED   1                   1,166
GOOGLE INC                    CL A            38259P508     221        389  SH        SOLE             NONE      389
GT SOLAR INTL INC             COM             3623E0209     386     73,877  SH        SHARED-DEFINED   1                  73,877
GT SOLAR INTL INC             COM             3623E0209     129     24,625  SH        SOLE             NONE   24,625
HECLA MNG CO                  COM             422704106   1,481    270,733  SH        SHARED-DEFINED   1                 270,733
HECLA MNG CO                  COM             422704106     494     90,245  SH        SOLE             NONE   90,245
HELIX ENERGY SOLUTIONS GRP I  COM             42330P107     824     63,238  SH        SHARED-DEFINED   1                  63,238
HELIX ENERGY SOLUTIONS GRP I  COM             42330P107     275     21,080  SH        SOLE             NONE   21,080
INTUITIVE SURGICAL INC        COM NEW         46120E602     671      1,927  SH        SHARED-DEFINED   1                   1,927
INTUITIVE SURGICAL INC        COM NEW         46120E602     223        642  SH        SOLE             NONE      642
JA SOLAR HOLDINGS CO LTD      SPON ADR        466090107     512     91,650  SH        SHARED-DEFINED   1                  91,650
JA SOLAR HOLDINGS CO LTD      SPON ADR        466090107     171     30,550  SH        SOLE             NONE   30,550
KEYCORP NEW                   COM             493267108     556     71,747  SH        SHARED-DEFINED   1                  71,747
KEYCORP NEW                   COM             493267108     185     23,916  SH        SOLE             NONE   23,916
LAM RESEARCH CORP             COM             512807108     320      8,576  SH        SHARED-DEFINED   1                   8,576
MICRON TECHNOLOGY INC         COM             595112103   1,116    107,593  SH        SHARED-DEFINED   1                 107,593
MICRON TECHNOLOGY INC         COM             595112103     372     35,864  SH        SOLE             NONE   35,864
MOSAIC CO                     COM             61945A107   1,270     20,905  SH        SHARED-DEFINED   1                  20,905
MOSAIC CO                     COM             61945A107     423      6,968  SH        SOLE             NONE    6,968
NETLIST INC                   COM             64118P109     231     64,078  SH        SHARED-DEFINED   1                  64,078
NETLIST INC                   COM             64118P109      77     21,360  SH        SOLE             NONE   21,360
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR   68370R109     332     18,047  SH        SHARED-DEFINED   1                  18,047
ORIGIN AGRITECH LIMITED       SHS             G67828106     871     87,145  SH        SHARED-DEFINED   1                  87,145
ORIGIN AGRITECH LIMITED       SHS             G67828106     290     29,049  SH        SOLE             NONE   29,049
PACIFIC ETHANOL INC           COM             69423U107     494    445,001  SH        SHARED-DEFINED   1                 445,001
PACIFIC ETHANOL INC           COM             69423U107     165    148,334  SH        SOLE             NONE  148,334
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408   1,669     37,500  SH        SHARED-DEFINED   1                  37,500
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408     556     12,500  SH        SOLE             NONE   12,500
POTASH CORP SASK INC          COM             73755L107   1,097      9,190  SH        SHARED-DEFINED   1                   9,190
POTASH CORP SASK INC          COM             73755L107     366      3,064  SH        SOLE             NONE    3,064
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  11,381    236,309  SH        SHARED-DEFINED   1                 236,309
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104    3794     78,771  SH        SOLE             NONE   78,771
RESEARCH IN MOTION LTD        COM             760975102   1,576     21,301  SH        SHARED-DEFINED   1                  21,301
RESEARCH IN MOTION LTD        COM             760975102     525      7,100  SH        SOLE             NONE    7,100
SAFE BULKERS INC              COM             Y7388L103     784    100,245  SH        SHARED-DEFINED   1                 100,245
SAFE BULKERS INC              COM             Y7388L103     261     33,415  SH        SOLE             NONE   33,415
SEQUENOM INC                  COM NEW         817337405     836    132,960  SH        SHARED-DEFINED   1                 132,960
SEQUENOM INC                  COM NEW         817337405     279     44,319  SH        SOLE             NONE   44,319
SOLARFUN POWER HOLDINGS CO L  SPONSORED ADR   83415U108     783     99,799  SH        SHARED-DEFINED   1                  99,799
SOLARFUN POWER HOLDINGS CO L  SPONSORED ADR   83415U108     261     33,266  SH        SOLE             NONE   33,266
SPDR S&P 500 ETF TR           UNIT SER 1 S&P, 78462F103  27,125    231,835  SH        SHARED-DEFINED   1                 231,835
SPDR S&P 500 ETF TR           UNIT SER 1 S&P, 78462F103    9042     77,278  SH        SOLE             NONE   77,278
SPRINT NEXTEL CORP            COM SER 1       852061100     462    121,555  SH        SHARED-DEFINED   1                 121,555
SPRINT NEXTEL CORP            COM SER 1       852061100     154     40,519  SH        SOLE             NONE   40,519
STANDARD PAC CORP NEW         COM             85375C101     299     66,119  SH        SHARED-DEFINED   1                  66,119
STANDARD PAC CORP NEW         COM             85375C101     100     22,040  SH        SOLE             NONE   22,040
STEEL DYNAMICS INC            COM             858119100     241     13,771  SH        SHARED-DEFINED   1                  13,771
SUNTECH PWR HLDGS CO LTD      ADR             86800C104     438     31,272  SH        SHARED-DEFINED   1                  31,272
SUNTECH PWR HLDGS CO LTD      ADR             86800C104     146     10,425  SH        SOLE             NONE   10,425
SYNOVUS FINL CORP             COM             87161C105     845    256,730  SH        SHARED-DEFINED   1                 256,730
SYNOVUS FINL CORP             COM             87161C105     282     85,576  SH        SOLE             NONE   85,576
TECK RESOURCES LTD            CL B            878742204     704     16,164  SH        SHARED-DEFINED   1                  16,164
TECK RESOURCES LTD            CL B            878742204     235      5,389  SH        SOLE             NONE    5,389
TRINA SOLAR LIMITED           SPON ADR        89628E104     774     31,703  SH        SHARED-DEFINED   1                  31,703
TRINA SOLAR LIMITED           SPON ADR        89628E104     258     10,568  SH        SOLE             NONE   10,568
U S AIRWAYS GROUP INC         COM             90341W108   1,510    205,489  SH        SHARED-DEFINED   1                 205,489
U S AIRWAYS GROUP INC         COM             90341W108     503     68,497  SH        SOLE             NONE   68,497
UAL CORP                      COM NEW         902549807     856     43,795  SH        SHARED-DEFINED   1                  43,795
UAL CORP                      COM NEW         902549807     285     14,598  SH        SOLE             NONE   14,598
UNITED STATES STL CORP NEW    COM             912909108   1,279     20,130  SH        SHARED-DEFINED   1                  20,130
UNITED STATES STL CORP NEW    COM             912909108     426      6,710  SH        SOLE             NONE    6,710
VALE S A                      ADR             91912E105     557     17,312  SH        SHARED-DEFINED   1                  17,312
YINGLI GREEN ENERGY HLDG CO   ADR             98584B103     712     55,890  SH        SHARED-DEFINED   1                  55,890
YINGLI GREEN ENERGY HLDG CO   ADR             98584B103     237     18,630  SH        SOLE             NONE   18,630
YRC WORLDWIDE INC             COM             984249102     720  1,332,549  SH        SHARED-DEFINED   1               1,332,549
YRC WORLDWIDE INC             COM             984249102     240    444,183  SH        SOLE             NONE  444,183
ZALE CORP NEW                 COM             988858106   1,484    541,589  SH        SHARED-DEFINED   1                 541,589
ZALE CORP NEW                 COM             988858106     495    180,530  SH        SOLE             NONE  180,530

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